Property and Equipment	6 Months Ended
Jul. 31, 2012
Property and Equipment
Property and Equipment

3. Property and Equipment

        Property and equipment consist of the following (amounts in thousands):

	February 1, 2011	January 31, 2012
Land	$1,159	$1,159
Building	1,621	1,621
Leasehold improvements	91,910	118,546
Equipment, computers and software	20,833	23,683
Store signs	10,576	12,762
Furniture and fixtures	8,861	10,478
Vehicles	507	474

	135,467	168,723
Accumulated depreciation	(57,866)	(73,049)

	$77,601	$95,674

        Based upon the review of the performance of individual stores, and a decline in performance of certain stores, impairment losses of approximately $2.3 million, $1.7 million and $0.1 million were recognized during Fiscal 2009, Fiscal 2010 and Fiscal 2011, respectively, which are reported as a component of "Loss on store closings and impairment of store assets" in the Statements of Operations. The impairment loss amounts were determined as the excess of the carrying value of property and equipment of those stores with potential impairment in excess of the estimated fair value based on estimated cash flows. Estimated cash flows are primarily based on projected revenues, operating costs and maintenance capital expenditures of individual stores and are discounted based on comparable industry average rates for weighted average cost of capital.